Financial Instruments - Summary of Fair Value Adjustment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Fair value adjustments	£ 21	£ 14
Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	22	15
Day One profit
Disclosure of financial assets [line items]
Fair value adjustments	(1)	(1)
- Bid-offer and trade specific adjustments | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	(6)	(12)
- Uncertainty | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	29	27
- Credit risk adjustment | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	(2)	(1)
- Funding fair value adjustment | Risk-related:
Disclosure of financial assets [line items]
Fair value adjustments	£ 1	£ 1